Business Combinations, Goodwill and Intangible Assets (Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	$ 12,408	$ 12,408
Finite-Lived Intangible Assets, Accumulated Amortization	9,716	8,062
Core Deposit Intangible [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	6,952	6,952
Finite-Lived Intangible Assets, Accumulated Amortization	4,665	3,346
Unidentified Branch Acquisition Intangible [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	257	257
Finite-Lived Intangible Assets, Accumulated Amortization	257	257
Customer List [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	5,199	5,199
Finite-Lived Intangible Assets, Accumulated Amortization	$ 4,794	$ 4,459